PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.5% of Net Assets
Non-Convertible Bonds – 78.3%
	ABS Car Loan – 0.4%
$ 2,205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class C, 4.150%, 9/20/2023, 144A	$2,278,190
1,540,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C, 4.530%, 3/20/2023, 144A	1,574,705
2,780,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	2,983,786
1,680,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	1,802,152
6,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A	6,533,534
3,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	4,183,248
11,000,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026	10,929,580

		30,285,195

	ABS Home Equity – 0.1%
12,399,503	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	12,389,922

	ABS Other – 0.8%
18,440,000	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A(a)	18,013,427
19,904,593	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)(d)(e)	10,947,526
21,343,479	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)(f)(g)	8,014,476
9,667,689	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)(f)(g)	1,476,256
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, 1/05/2030, 144A(c)(d)(f)(g)(h)	—
6,676,808	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(c)(e)	6,685,645
3,980,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A(a)	3,960,472
725,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	717,477
19,295,000	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A(a)	18,827,573

		68,642,852

	ABS Student Loan – 0.0%
1,015,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A(a)	1,015,681

	Aerospace & Defense – 4.0%
42,325,000	Boeing Co. (The), 2.196%, 2/04/2026	42,193,750
260,000	Boeing Co. (The), 3.100%, 5/01/2026	275,408

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$ 560,000	Boeing Co. (The), 3.250%, 2/01/2035	$542,706
3,715,000	Boeing Co. (The), 3.550%, 3/01/2038	3,592,667
4,885,000	Boeing Co. (The), 3.600%, 5/01/2034	4,885,258
22,105,000	Boeing Co. (The), 3.625%, 2/01/2031	23,126,347
2,995,000	Boeing Co. (The), 3.625%, 3/01/2048	2,764,761
2,950,000	Boeing Co. (The), 3.650%, 3/01/2047	2,709,968
3,932,000	Boeing Co. (The), 3.750%, 2/01/2050	3,755,414
6,180,000	Boeing Co. (The), 3.825%, 3/01/2059	5,749,581
1,200,000	Boeing Co. (The), 3.850%, 11/01/2048	1,157,958
8,855,000	Boeing Co. (The), 3.900%, 5/01/2049	8,591,774
24,875,000	Boeing Co. (The), 3.950%, 8/01/2059	23,912,600
7,085,000	Boeing Co. (The), 5.150%, 5/01/2030	8,160,117
79,408,000	Boeing Co. (The), 5.805%, 5/01/2050	99,970,736
21,310,000	Boeing Co. (The), 5.930%, 5/01/2060	27,343,398
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,226,324
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	12,428,809
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	13,908,989
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	421,601
6,995,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 1.929%, 2/15/2067, 144A(i)	5,587,536
9,030,000	TransDigm, Inc., 5.500%, 11/15/2027	9,347,224
400,000	TransDigm, Inc., 7.500%, 3/15/2027	426,000
29,130,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	31,722,570

		336,801,496

	Airlines – 2.0%
29,160,000	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(a)	31,342,043
345,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	294,323

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 29,295,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	$28,782,337
3,832,240	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	3,598,435
3,665,185	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	3,366,503
4,055,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	4,219,998
4,670,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	4,967,246
216,231	Continental Airlines Pass Through Certificates, Series 2001-1, Class A-1, 6.703%, 12/15/2022	215,533
41,995,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	46,037,019
4,817,252	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	4,983,476
31,455,719	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(a)	34,795,058
4,810,000	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	4,994,415

		167,596,386

	Automotive – 2.2%
3,641,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	3,869,655
3,172,000	Cummins, Inc., 6.750%, 2/15/2027(a)	3,987,705
1,000,000	Dana, Inc., 5.625%, 6/15/2028	1,070,000
30,125,000	Ford Motor Co., 4.750%, 1/15/2043	30,347,925
2,440,000	Ford Motor Co., 5.291%, 12/08/2046	2,565,099
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,763,050
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,849,816
6,430,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/2025	6,944,400
3,505,000	General Motors Co., 5.200%, 4/01/2045	4,024,474
3,170,000	General Motors Co., 6.250%, 10/02/2043	4,059,774
815,000	General Motors Financial Co, Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(j)	854,772
88,950,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	93,826,757
1,305,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(j)	1,409,400
20,094,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	20,671,702

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$ 2,365,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	$2,429,210
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,931,850

		186,605,589

	Banking – 6.1%
19,880,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	22,321,264
13,982,000	Bank of America Corp., (fixed rate to 10/24/2030, variable rate thereafter), MTN, 1.922%, 10/24/2031(a)	13,157,980
4,423,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028(a)	4,749,772
12,588,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031(a)	12,561,719
8,870,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031(a)	8,331,940
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027(a)	65,929,105
47,298,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	47,366,109
29,915,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A	26,967,774
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(j)	23,809,500
14,253,000	BNP Paribas S.A., (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035, 144A	13,402,951
40,185,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031(a)	45,859,607
2,955,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031(a)	2,952,689
13,380,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A	12,126,730
3,005,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A	3,098,305
8,140,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	8,725,975
2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,427,175
8,330,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030(a)	8,465,946
28,240,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031(a)	26,339,268
40,545,000	JPMorgan Chase & Co., (fixed rate to 2/04/2031, variable rate thereafter), 1.953%, 2/04/2032(a)	38,427,008
45,685,000	Morgan Stanley, (fixed rate to 2/13/2031, variable rate thereafter), MTN, 1.794%, 2/13/2032(a)	42,640,495
33,395,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	37,731,515
22,550,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	21,563,212

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 20,365,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	$21,585,604

		510,541,643

	Brokerage – 0.8%
21,725,000	Jefferies Group LLC, 6.250%, 1/15/2036	27,925,545
19,124,000	Jefferies Group LLC, 6.450%, 6/08/2027	23,837,621
13,420,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	14,352,819

		66,115,985

	Building Materials – 0.9%
7,794,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	7,994,306
35,799,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	34,939,824
3,605,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	3,898,843
4,835,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	4,999,632
4,057,000	Masco Corp., 6.500%, 8/15/2032	5,253,695
4,534,000	Masco Corp., 7.750%, 8/01/2029	6,020,706
650,000	Owens Corning, 4.400%, 1/30/2048	708,474
6,344,000	Owens Corning, 7.000%, 12/01/2036	8,667,930

		72,483,410

	Cable Satellite – 2.4%
5,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	5,867,051
108,325,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	101,316,849
14,827,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	13,592,652
7,660,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	7,354,519
5,935,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	6,677,296
24,710,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	25,976,388
3,465,000	DISH DBS Corp., 5.875%, 11/15/2024	3,623,766

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	$16,245,875
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	6,615,934
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	664,386
15,679,000	Ziggo BV, 5.500%, 1/15/2027, 144A	16,325,759

		204,260,475

	Chemicals – 0.3%
6,315,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	6,245,535
1,995,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	2,004,317
10,170,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	10,213,629
1,360,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	1,360,000
9,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	9,558,629

		29,382,110

	Construction Machinery – 0.4%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(c)(e)	35,107,840

	Consumer Cyclical Services – 2.4%
5,315,000	Expedia Group, Inc., 2.950%, 3/15/2031, 144A	5,242,184
42,710,000	Expedia Group, Inc., 3.250%, 2/15/2030	42,985,304
43,235,000	Expedia Group, Inc., 3.800%, 2/15/2028	45,793,409
16,135,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	15,852,637
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	10,457,527
14,700,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	14,379,540
19,348,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	21,073,842
38,613,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	42,651,175

		198,435,618

	Consumer Products – 0.3%
15,473,000	Avon Products, Inc., 8.450%, 3/15/2043	18,915,743
3,435,000	Whirlpool Corp., 4.600%, 5/15/2050	3,949,153

		22,864,896

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Diversified Manufacturing – 0.1%
$ 8,950,000	General Electric Co., 4.500%, 3/11/2044	$9,967,033
2,080,000	General Electric Co., Series D, 3-month LIBOR + 3.330%, 3.514%(i)(j)	1,965,600

		11,932,633

	Electric – 1.1%
35,350,889	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	40,335,498
1,230,000	Edison International, 4.950%, 4/15/2025	1,372,944
8,663,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027	11,002,885
2,655,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	2,643,259
6,582,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	5,711,632
8,302,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	7,946,972
11,201,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	10,902,709
11,830,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	12,101,184

		92,017,083

	Finance Companies – 6.2%
1,190,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	1,248,699
3,100,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.991%, 1/15/2067, 144A(c)(e)(i)	1,727,444
10,575,000	Air Lease Corp., 3.125%, 12/01/2030	10,543,649
6,606,000	Air Lease Corp., 4.625%, 10/01/2028	7,246,456
4,065,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	3,978,447
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(j)	16,951,425
15,585,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	16,345,105
27,210,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	31,786,364
7,990,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	7,784,680
11,041,000	FS KKR Capital Corp., 3.400%, 1/15/2026	10,951,249
64,915,000	GE Capital Funding LLC, 4.550%, 5/15/2032, 144A	74,428,343
16,790,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	19,220,520
445,000	Navient Corp., 5.000%, 3/15/2027	446,113

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 5,365,000	Navient Corp., 5.875%, 10/25/2024	$5,633,840
150,996(††)	Navient Corp., 6.000%, 12/15/2043	3,699,905
38,431,000	Navient Corp., 6.750%, 6/15/2026	41,659,204
58,523,000	Navient Corp., MTN, 5.625%, 8/01/2033	54,680,965
55,807,000	Navient Corp., MTN, 6.125%, 3/25/2024	59,085,661
31,410,000	OneMain Finance Corp., 6.875%, 3/15/2025	35,726,519
10,145,000	OneMain Finance Corp., 7.125%, 3/15/2026	11,700,736
20,760,000	OneMain Finance Corp., 8.250%, 10/01/2023	23,355,000
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	15,479,083
10,870,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	11,413,500
13,064,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	12,574,100
45,506,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	43,799,525

		521,466,532

	Financial Other – 0.7%
38,755,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	37,871,774
5,390,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	5,565,175
14,125,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	14,182,206

		57,619,155

	Food & Beverage – 1.6%
37,465,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	42,508,423
24,200,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050(a)	24,105,136
63,795,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	66,840,573

		133,454,132

	Gaming – 0.5%
17,635,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	19,538,610
19,251,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	20,571,811

		40,110,421

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned – No Guarantee – 1.2%
689,000,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(a)	$9,549,351
16,920,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	16,135,250
8,465,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	10,473,898
28,145,000	Petroleos Mexicanos, 5.950%, 1/28/2031	27,019,200
45,560,000	Saudi Arabian Oil Co., 3.250%, 11/24/2050, 144A(a)	41,229,503

		104,407,202

	Health Insurance – 0.3%
25,265,000	Centene Corp., 2.500%, 3/01/2031	24,128,580
3,406,000	Centene Corp., 3.000%, 10/15/2030	3,400,346

		27,528,926

	Healthcare – 2.5%
3,015,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	3,019,764
3,205,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	3,258,043
24,220,000	HCA, Inc., 5.250%, 6/15/2049	29,637,261
27,204,000	HCA, Inc., 7.050%, 12/01/2027	32,712,810
27,545,000	HCA, Inc., 7.500%, 11/06/2033	36,714,180
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	16,366,490
32,695,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	33,154,365
46,761,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	51,980,930

		206,843,843

	Home Construction – 0.8%
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	65,756,250

	Independent Energy – 2.1%
15,807,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	16,304,624
20,255,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	21,114,467
8,634,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.000%, 11/01/2027, 144A	11,015,085
3,669,000	Continental Resources, Inc., 3.800%, 6/01/2024	3,760,725

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 5,500,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	$5,490,900
3,480,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	3,611,713
9,555,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	9,694,694
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	12,505,496
19,040,000	Hess Corp., 5.600%, 2/15/2041	21,964,498
1,724,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	1,883,315
16,125,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	17,649,458
27,050,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(c)(d)(g)(k)	495,015
12,420,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(c)(d)(g)(k)	227,286
2,770,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	2,358,101
37,985,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	42,687,543
93,333	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	91,906
190,000	Range Resources Corp., 4.875%, 5/15/2025	188,100
3,985,000	WPX Energy, Inc., 4.500%, 1/15/2030	4,291,008

		175,333,934

	Leisure – 0.6%
17,850,000	Carnival Corp., 5.750%, 3/01/2027, 144A	18,318,563
10,030,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	10,130,300
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	3,764,281
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	18,873,900

		51,087,044

	Life Insurance – 3.0%
27,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(j)	38,683,050
7,878,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	8,038,493
20,335,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	23,826,665
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	15,033,251
2,030,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	2,976,229

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$ 10,175,000	MetLife, Inc., 10.750%, 8/01/2069	$17,026,691
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A(a)	73,991,823
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(e)	58,805,949
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(e)	16,591,670

		254,973,821

	Lodging – 0.4%
11,490,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	11,152,194
11,290,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	11,080,536
5,477,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	5,677,239
1,465,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,622,488
1,695,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,924,418

		31,456,875

	Media Entertainment – 1.4%
8,340,000	AMC Networks, Inc., 4.250%, 2/15/2029	8,110,650
10,215,000	Discovery Communications LLC, 4.000%, 9/15/2055, 144A	10,054,777
9,600,000	Discovery Communications LLC, 4.650%, 5/15/2050	10,585,981
5,896,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	5,940,220
1,655,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	1,702,350
7,085,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	7,598,662
17,020,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	19,599,211
2,007,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,373,378
9,827,000	Netflix, Inc., 5.875%, 11/15/2028	11,886,429
11,544,000	Netflix, Inc., 6.375%, 5/15/2029	14,314,560
5,955,000	ViacomCBS, Inc., 4.375%, 3/15/2043	6,425,831
6,730,000	ViacomCBS, Inc., 4.900%, 8/15/2044	7,790,732
6,940,000	ViacomCBS, Inc., 4.950%, 5/19/2050	8,134,763

		114,517,544

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – 2.6%
$ 6,936,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	$6,787,919
22,660,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	22,414,865
30,635,000	ArcelorMittal S.A., 7.000%, 3/01/2041	41,801,458
1,145,000	ArcelorMittal S.A., 7.250%, 10/15/2039	1,567,505
3,950,000	Barrick Gold Corp., Series A, 5.800%, 11/15/2034	4,630,834
5,370,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	7,073,148
12,096,000	Commercial Metals Co., 5.375%, 7/15/2027	12,700,800
7,370,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	7,627,950
31,810,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	34,116,225
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,491,963
14,665,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	14,930,876
34,855,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	41,495,400
18,565,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	17,839,480
2,570,000	Kaiser Aluminum Corp., 6.500%, 5/01/2025, 144A	2,723,429
2,865,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	2,936,424

		220,138,276

	Midstream – 0.7%
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	10,113,375
22,005,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A(a)	21,215,509
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	271,908
2,149,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	2,188,597
280,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	257,573
17,090,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	16,260,388
1,775,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	1,736,075
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	4,984,756

		57,028,181

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – 0.0%
$ 19,699	FHLMC, 5.000%, 12/01/2031(a)	$21,835

	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
515,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.706%, 1/15/2034, 144A(i)	507,045
435,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.419%, 12/15/2047, 144A(b)	424,582
1,415,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A(a)	1,402,151

		2,333,778

	Paper – 1.7%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029(a)	54,710,273
9,625,000	International Paper Co., 8.700%, 6/15/2038	15,088,536
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	11,396,102
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	34,494,425
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,254,096
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	19,710,879

		140,654,311

	Pharmaceuticals – 0.5%
4,975,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	4,776,000
33,705,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	34,347,127

		39,123,127

	Property & Casualty Insurance – 0.8%
13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.501%, 1/15/2033, 144A(c)(e)(h)(i)	6,293,250
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.501%, 1/15/2033(c)(e)(h)(i)	36,000
2,300,000	MGIC Investment Corp., 5.250%, 8/15/2028	2,389,125
14,775,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	15,508,983
4,810,000	Radian Group, Inc., 4.500%, 10/01/2024	5,003,843
2,825,000	Radian Group, Inc., 4.875%, 3/15/2027	2,973,312
33,290,000	Radian Group, Inc., 6.625%, 3/15/2025	37,299,947

		69,504,460

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Diversified – 0.0%
$ 1,020,000	iStar, Inc., 4.750%, 10/01/2024	$1,061,213

	REITs - Hotels – 0.2%
821,000	Service Properties Trust, 3.950%, 1/15/2028	757,373
8,807,000	Service Properties Trust, 4.350%, 10/01/2024	8,755,366
2,507,000	Service Properties Trust, 4.500%, 6/15/2023	2,546,761
1,400,000	Service Properties Trust, 4.650%, 3/15/2024	1,400,000
1,146,000	Service Properties Trust, 4.750%, 10/01/2026	1,117,350
4,085,000	Service Properties Trust, 4.950%, 2/15/2027	4,039,044

		18,615,894

	REITs - Office Property – 0.0%
2,900,000	Corporate Office Properties LP, 2.750%, 4/15/2031	2,804,236

	REITs - Shopping Centers – 0.0%
2,440,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	2,394,164

	Restaurants – 0.4%
29,375,000	Yum! Brands, Inc., 4.625%, 1/31/2032	29,962,647

	Retailers – 0.5%
4,455,000	Carvana Co., 5.625%, 10/01/2025, 144A	4,573,236
9,240,000	Carvana Co., 5.875%, 10/01/2028, 144A	9,534,109
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,112,338
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,238,831
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,549,610
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,621,396
3,860,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	3,794,091

		44,423,611

	Sovereigns – 0.5%
45,245,000	Mexico Government International Bond, 3.771%, 5/24/2061	40,070,782

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – 0.0%
$ 2,705,000	Safeway, Inc., 7.250%, 2/01/2031	$3,137,800

	Supranational – 0.1%
793,840,000	International Finance Corp., 5.850%, 11/25/2022, (INR)(a)	10,924,919

	Technology – 2.3%
8,280,000	Broadcom, Inc., 4.150%, 11/15/2030	8,937,102
34,815,000	Broadcom, Inc., 4.300%, 11/15/2032	37,904,359
14,790,000	Broadcom, Inc., 5.000%, 4/15/2030	16,856,405
14,400,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	14,265,072
20,540,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	20,795,723
14,075,000	Jabil, Inc., 3.600%, 1/15/2030	14,740,239
12,420,000	Jabil, Inc., 3.950%, 1/12/2028	13,804,847
12,970,000	KLA Corp., 5.650%, 11/01/2034	16,217,414
4,735,000	Micron Technology, Inc., 4.663%, 2/15/2030	5,378,660
5,205,000	Micron Technology, Inc., 4.975%, 2/06/2026	5,956,048
5,730,000	Micron Technology, Inc., 5.327%, 2/06/2029	6,740,958
9,561,000	Seagate HDD Cayman, 4.091%, 6/01/2029, 144A	9,751,742
8,816,000	Seagate HDD Cayman, 4.875%, 6/01/2027	9,686,580
7,960,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	8,103,519

		189,138,668

	Transportation Services – 0.9%
5,895,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	5,580,266
19,345,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	20,515,179
1,215,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	1,259,044
3,975,000	Element Fleet Management Corp., 1.600%, 4/06/2024, 144A	3,970,349
8,865,000	Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024	9,219,422
28,100,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	30,847,201

		71,391,461

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – 14.9%
217,665(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	$40,911,560
8,436,175(††††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)	42,646,238
621,955,000	U.S. Treasury Bond, 1.250%, 5/15/2050(a)	469,357,371
20,670,000	U.S. Treasury Bond, 1.625%, 11/15/2050(a)	17,223,923
126,210,000	U.S. Treasury Note, 0.125%, 11/30/2022(a)	126,185,350
45,170,000	U.S. Treasury Note, 0.125%, 12/31/2022(l)	45,150,591
265,000,000	U.S. Treasury Note, 0.125%, 1/31/2023(a)	264,875,781
240,000,000	U.S. Treasury Note, 0.125%, 2/28/2023(a)(l)	239,850,000

		1,246,200,814

	Wireless – 2.2%
2,571,000	American Tower Corp., 1.875%, 10/15/2030	2,405,211
1,895,000	American Tower Corp., 2.100%, 6/15/2030	1,803,269
2,960,000	American Tower Corp., 2.950%, 1/15/2051	2,616,834
14,669,000	American Tower Corp., 3.100%, 6/15/2050	13,484,773
9,845,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	9,611,899
9,660,000	Crown Castle International Corp., 2.250%, 1/15/2031	9,284,683
10,150,000	Crown Castle International Corp., 3.250%, 1/15/2051	9,342,804
2,240,000	Crown Castle International Corp., 3.300%, 7/01/2030	2,344,711
2,146,500	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	2,255,542
24,995,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	24,023,944
42,300,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	42,617,250
20,890,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	21,046,675
38,320,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	41,590,995

		182,428,590

	Wirelines – 4.4%
25,684,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	23,476,938
15,813,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	15,044,277

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 137,303,000	AT&T, Inc., 4.300%, 2/15/2030(a)	$154,571,814
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	4,194,304
3,036,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	3,229,287
1,875,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	2,022,656
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	56,189,193
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	27,643,254
71,128,000	Verizon Communications, Inc., 4.329%, 9/21/2028(a)	81,440,849

		367,812,572

	Total Non-Convertible Bonds (Identified Cost $6,454,805,713)	6,570,205,832

Convertible Bonds – 5.0%
	Airlines – 0.4%
5,645,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	6,202,726
15,179,000	Southwest Airlines Co., 1.250%, 5/01/2025	26,060,446

		32,263,172

	Cable Satellite – 2.7%
48,505,000	DISH Network Corp., 2.375%, 3/15/2024	46,625,431
184,765,000	DISH Network Corp., 3.375%, 8/15/2026	177,614,595

		224,240,026

	Communications – 0.1%
12,670,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(r)	11,973,150
	Consumer Cyclical Services – 0.3%
8,160,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(r)	8,906,640
6,140,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(m)	5,806,137
11,830,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(r)	12,428,894

		27,141,671

	Healthcare – 0.4%
6,040,000	SmileDirectClub, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(r)	5,288,775

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – continued
$ 22,524,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	$25,030,921

		30,319,696

	Lodging – 0.1%
10,335,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(r)	12,240,516

	Pharmaceuticals – 0.6%
13,963,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	14,129,159
20,798,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	20,394,519
7,630,000	Halozyme Therapeutics, Inc., 0.250%, 3/01/2027, 144A	6,948,069
1,365,000	Livongo Health, Inc., 0.875%, 6/01/2025, 144A	2,314,494
2,333,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	3,136,427

		46,922,668

	Technology – 0.4%
800,000	Bentley Systems, Inc., 0.125%, 1/15/2026, 144A	826,848
6,535,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	8,070,725
23,950,000	Western Digital Corp., 1.500%, 2/01/2024	24,461,868

		33,359,441

	Total Convertible Bonds (Identified Cost $421,149,828)	418,460,340

Municipals – 1.2%
	Virginia – 1.2%
94,480,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $93,819,608)	99,153,907

	Total Bonds and Notes (Identified Cost $6,969,775,149)	7,087,820,079

Senior Loans – 0.3%
	Chemicals – 0.1%
10,864,295	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.500%, 11/24/2028(i)	10,891,456

	Independent Energy – 0.2%
16,469,000	Ascent Resources - Utica, 2020 2nd Lien Term Loan, 1-month LIBOR + 9.000%, 10.000%, 11/01/2025(i)	18,198,245

	Total Senior Loans (Identified Cost $27,176,640)	29,089,701

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – 0.2%
$ 10,050,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 4/22/2034, 144A(d)(i)(q)	$10,050,000
4,085,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.966%, 1/20/2034, 144A(i)	4,081,216
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.218%, 1/23/2031, 144A(i)	1,260,066
5,260,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.100%, 4/15/2034, 144A(d)(i)	5,260,000

	Total Collateralized Loan Obligations (Identified Cost $20,656,449)	20,651,282

Shares
Common Stocks – 9.7%
	Aerospace & Defense – 0.2%
50,545	Lockheed Martin Corp.	18,676,377

	Air Freight & Logistics – 0.2%
111,037	United Parcel Service, Inc., Class B	18,875,180

	Beverages – 0.2%
349,854	Coca-Cola Co. (The)	18,440,804

	Capital Markets – 0.5%
24,972	BlackRock, Inc.	18,827,889
237,198	Morgan Stanley	18,420,797

		37,248,686

	Chemicals – 0.2%
733,495	Hexion Holdings Corp., Class B(h)	11,185,799

	Communications Equipment – 0.2%
361,720	Cisco Systems, Inc.	18,704,541

	Electric Utilities – 0.5%
194,594	Duke Energy Corp.	18,784,159
251,704	NextEra Energy, Inc.	19,031,339

		37,815,498

	Electronic Equipment, Instruments & Components – 0.4%
826,519	Corning, Inc.	35,961,842

	Food & Staples Retailing – 0.2%
137,374	Walmart, Inc.	18,659,510

	Health Care Equipment & Supplies – 0.2%
156,201	Abbott Laboratories	18,719,128

	Health Care Providers & Services – 0.5%
52,713	Anthem, Inc.	18,921,331
50,124	UnitedHealth Group, Inc.	18,649,637

		37,570,968

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 0.2%
169,731	Starbucks Corp.	$18,546,506

	Household Products – 0.2%
138,201	Procter & Gamble Co. (The)	18,716,561

	Insurance – 0.2%
196,033	Progressive Corp. (The)	18,742,715

	IT Services – 0.5%
67,240	Accenture PLC, Class A	18,575,050
99,174	Automatic Data Processing, Inc.	18,691,324

		37,266,374

	Machinery – 0.2%
50,026	Deere & Co.	18,716,728

	Media – 0.4%
1,740,413	Clear Channel Outdoor Holdings, Inc.(h)	3,132,743
340,804	Comcast Corp., Class A	18,440,905
705,779	iHeartMedia, Inc., Class A(h)	12,809,889

		34,383,537

	Metals & Mining – 0.2%
312,636	Newmont Corp.	18,842,572

	Oil, Gas & Consumable Fuels – 0.9%
93,585	Battalion Oil Corp.(h)	1,018,205
176,917	Chevron Corp.	18,539,132
666,240	Lonestar Resources U.S., Inc.(c)(d)(f)(g)(h)(n)	3,611,021
299,302	Paragon Offshore Ltd., Litigation Units, Class B(d)(f)(g)(h)	2,337,549
803,913	Whiting Petroleum Corp.(h)	28,498,716
790,750	Williams Cos., Inc. (The)	18,732,867

		72,737,490

	Pharmaceuticals – 2.5%
2,654,681	Bristol-Myers Squibb Co.	167,590,012
113,472	Johnson & Johnson	18,649,123
241,360	Merck & Co., Inc.	18,606,442

		204,845,577

	REITs - Diversified – 0.2%
78,943	American Tower Corp.	18,872,114

	Road & Rail – 0.2%
84,467	Union Pacific Corp.	18,617,371

	Software – 0.3%
17,622	iQor Holdings, Inc.(c)(e)(h)	236,364
80,574	Microsoft Corp.	18,996,932

		19,233,296

	Specialty Retail – 0.2%
62,821	Home Depot, Inc. (The)	19,176,110

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – 0.2%
155,485	Apple, Inc.	$18,992,493

	Total Common Stocks (Identified Cost $836,596,450)	809,547,777

Preferred Stocks – 1.3%
Convertible Preferred Stocks – 1.1%
	Banking – 0.6%
27,467	Bank of America Corp., Series L, 7.250%	38,398,866
11,335	Wells Fargo & Co., Class A, Series L, 7.500%	16,066,342

		54,465,208

	Food & Beverage – 0.1%
40,109	Bunge Ltd., 4.875%	4,619,813

	Healthcare – 0.1%
85,919	Boston Scientific Corp., Series A, 5.500%	9,215,672

	Midstream – 0.3%
433,942	El Paso Energy Capital Trust I, 4.750%	21,753,512

	Total Convertible Preferred Stocks (Identified Cost $78,529,483)	90,054,205

Non-Convertible Preferred Stocks – 0.2%
	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), Series 1947, 1.900%	134,098

	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	406,021

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(h)	1,059,983

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,897,500

	REITs - Warehouse/Industrials – 0.2%
169,007	Prologis, Inc., Series Q, 8.540%	11,745,987

	Total Non-Convertible Preferred Stocks (Identified Cost $11,111,452)	16,243,589

	Total Preferred Stocks (Identified Cost $89,640,935)	106,297,794

Shares	Description	Value (†)
Warrants – 0.3%
2,721,374	SM Energy Co., Expiration on 6/30/2023(c)(d)(g)(h) (Identified Cost $81,913)	$21,773,986

Closed-End Investment Companies – 0.0%
170,002	NexPoint Strategic Opportunities Fund (Identified Cost $9,807,937)	1,936,323

Principal Amount (‡)
Short-Term Investments – 2.6%
3,162,473,239	Central Bank of Iceland, 0.000%, (ISK)(i)(o)	24,940,641
192,251,892	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $192,251,892 on 4/01/2021 collateralized by $186,839,400 U.S. Treasury Note, 1.875% due 8/31/2024 valued at $196,097,009 including accrued interest(p)	192,251,892

	Total Short-Term Investments (Identified Cost $217,992,355)	217,192,533

	Total Investments – 98.9% (Identified Cost $8,171,727,828)	8,294,309,475
	Other assets less liabilities – 1.1%	95,742,639

	Net Assets – 100.0%	$8,390,052,114

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$136,431,688	1.6%	$37,935,589	0.5%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.

(c)	Illiquid security.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.

(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2021, the value of these securities amounted to $136,431,688 or 1.6% of net assets.
(f)	Securities subject to restriction on resale. At March 31, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	$21,343,479		$8,014,476	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	9,667,689		1,476,256	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	25,395,339		—	—
Lonestar Resources U.S., Inc.	12/01/2020	4,623,706	*	3,611,021	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	28,157,326		2,337,549	Less than 0.1%

*	Represents basis assigned upon receipt in a taxable restructuring.
(g)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $37,935,589 or 0.5% of net assets.
(h)	Non-income producing security.
(i)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(j)	Perpetual bond with no specified maturity date.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(n)	Affiliated issuer.
(o)	Security callable by issuer at any time. No specified maturity date.
(p)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(q)	New issue unsettled as of March 31, 2021. Coupon rate does not take effect until settlement date.
(r)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $2,077,914,370 or 24.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
INR	Indian Rupee
ISK	Icelandic Krona
MXN	Mexican Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/02/2021	BRL	S	28,133,000	$4,989,890	$4,979,530	$10,360
Bank of America, N.A.	6/02/2021	BRL	S	87,070,000	15,274,566	15,411,355	(136,789)

Total							$(126,429)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2021	4,700	$630,575,909	$615,406,250	$(15,169,659)

At March 31, 2021, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2021	2,506	$364,013,767	$360,080,875	$3,932,892
Ultra Long U.S. Treasury Bond	6/21/2021	3,417	641,552,838	619,224,469	22,328,369

Total					$26,261,261

Affiliated Transactions

As a result of a business restructuring, the Fund received common shares of Lonestar Resources U.S., Inc. (the “Company”) constituting more than 5% of the voting securities of the Company. As such, the Company is considered to be an affiliate at March 31, 2021. A summary of affiliated transactions for the period ended March 31, 2021, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Lonestar Resources U.S., Inc.	$4,623,706	$—	$—	$—	$—	$(1,012,685)	$3,611,021	$—

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$48,204,594	$20,438,258	(a)(b)	$68,642,852
Finance Companies	3,699,905	517,766,627	—		521,466,532
Independent Energy	—	174,611,633	722,301	(c)	175,333,934
All Other Non-Convertible Bonds*	—	5,804,762,514	—		5,804,762,514

Total Non-Convertible Bonds	3,699,905	6,545,345,368	21,160,559		6,570,205,832

Convertible Bonds*	—	418,460,340	—		418,460,340
Municipals*	—	99,153,907	—		99,153,907

Total Bonds and Notes	3,699,905	7,062,959,615	21,160,559		7,087,820,079

Senior Loans*	—	29,089,701	—		29,089,701
Collateralized Loan Obligations	—	5,341,282	15,310,000	(d)	20,651,282
Common Stocks
Chemicals	—	11,185,799	—		11,185,799
Oil, Gas & Consumable Fuels	66,788,920	—	5,948,570	(c)	72,737,490
Software	18,996,932	236,364	—		19,233,296
All Other Common Stocks*	706,391,192	—	—		706,391,192

Total Common Stocks	792,177,044	11,422,163	5,948,570		809,547,777

Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	4,619,813	—		4,619,813
All Other Convertible Preferred Stocks*	85,434,392	—	—		85,434,392

Total Convertible Preferred Stocks	85,434,392	4,619,813	—		90,054,205

Non-Convertible Preferred Stocks
Electric	—	134,098	—		134,098
REITs - Office Property	—	2,897,500	—		2,897,500
REITs - Warehouse/Industrials	—	11,745,987	—		11,745,987
All Other Non-Convertible Preferred Stocks*	1,466,004	—	—		1,466,004

Total Non-Convertible Preferred Stocks	1,466,004	14,777,585	—		16,243,589

Total Preferred Stocks	86,900,396	19,397,398	—		106,297,794

Warrants	—	—	21,773,986	(c)	21,773,986
Closed-End Investment Companies	1,936,323	—	—		1,936,323
Short-Term Investments	—	217,192,533	—		217,192,533

Total Investments	884,713,668	7,345,402,692	64,193,115		8,294,309,475

Forward Foreign Currency Contracts (unrealized appreciation)	—	10,360	—		10,360
Futures Contracts (unrealized appreciation)	26,261,261	—	—		26,261,261

Total	$910,974,929	$7,345,413,052	$64,193,115		$8,320,581,096

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(136,789)	$—	$(136,789)
Futures Contracts (unrealized depreciation)	(15,169,659)	—	—	(15,169,659)

Total	$(15,169,659)	$(136,789)	$—	$(15,306,448)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($10,947,526) or fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker ($9,490,732).
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or March 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Other	$26,341,487(a	)	$—	$1,274	$1,187,273	$596,680	$(1,420,118)	$—	$(6,268,338)	$20,438,258(a	)	$549,495
Finance Companies	1,205,500		—	—	—	—	—	—	(1,205,500)	—		—
Independent Energy	—		136,533	—	449,928	—	—	135,840	—	722,301		449,928
Collateralized Loan Obligations	—		—	—	—	15,310,000	—	—	—	15,310,000		—
Common Stocks
Oil, Gas & Consumable Fuels	4,623,706(a	)	—	(1,451,032)	830,433	—	—	1,945,463	—	5,948,570		(620,599)
Preferred Stocks
Convertible Preferred Stocks
Energy	— (a	)	—	(148,975,606)	148,975,606	—	—	—	—	—		—
Warrants	10,234,074		—	—	26,816,278	—	(15,276,366)	—	—	21,773,986		19,710,368

Total	$42,404,767		$136,533	$(150,425,364)	$178,259,518	$15,906,680	$(16,696,484)	$2,081,303	$(7,473,838)	$64,193,115		$20,089,192

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

A debt security valued at $6,268,338 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At December 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $1,205,500 was transferred from Level 3 to Level 2 during the period ended March 31, 2021. At December 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $135,840 were transferred from Level 2 to Level 3 during the period ended March 31, 2021. At December 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the securities.

A common stock valued at $1,945,463 was transferred from Level 2 to Level 3 during the period ended March 31, 2021. At December 31, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended March 31, 2021, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. During the period ended March 31, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$10,360	$—
Exchange-traded asset derivatives
Interest rate contracts	—	26,261,261

Total asset derivatives	$10,360	$26,261,261

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(136,789)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(15,169,659)

Total liability derivatives	$(136,789)	$(15,169,659)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2021, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A.	$(126,429)	$—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 51,924,923	$ 51,914,563

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	14.9%
Banking	6.7
Finance Companies	6.2
Cable Satellite	5.1
Wirelines	4.4
Aerospace & Defense	4.2
Pharmaceuticals	3.9
Life Insurance	3.0
Healthcare	3.0
Metals & Mining	2.8
Consumer Cyclical Services	2.7
Technology	2.7
Airlines	2.4
Independent Energy	2.3
Automotive	2.2
Wireless	2.2
Other Investments, less than 2% each	27.4
Short-Term Investments	2.6
Collateralized Loan Obligations	0.2
Closed-End Investment Companies	0.0 *

Total Investments	98.9
Other assets less liabilities (including forward foreign currency and futures contracts)	1.1

Net Assets	100.0%

*	Less than 0.1%